Nature of Activities and Incorporation	12 Months Ended
Aug. 31, 2020
Nature of Activities and Incorporation [Abstract]
Nature of Activities and Incorporation
1	Nature of Activities and Incorporation

EXFO Inc. and its subsidiaries (together “EXFO” or the “company”) develops smarter test, monitoring and analytics solutions for fixed and mobile network operators, web-scale companies and equipment manufacturers in the global communications industry.

EXFO is a company incorporated under the Canada Business Corporations Act and is domiciled in Canada. The address of its headquarters is 400 Godin Avenue, Québec City, Quebec, Canada, G1M 2K2.

These consolidated financial statements were authorized for issue by the Board of Directors on November 25, 2020.